Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available for sale and held to maturity investment
Investment securities amortized cost	$ 440,400	$ 515,832
Gross unrealized gains	11,480	9,843
Gross unrealized losses	(7,738)	(8,717)
Total investment securities estimated fair value	444,142	516,958
Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	439,488	514,488
Gross unrealized gains	11,432	9,774
Gross unrealized losses	(7,738)	(8,717)
Total investment securities estimated fair value	443,182	515,545
Held to maturity [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	912	1,344
Gross unrealized gains	48	69
Gross unrealized losses
Total investment securities estimated fair value	960	1,413
U.S. Treasury obligations [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	9,998	11,999
Gross unrealized gains	13	80
Gross unrealized losses
Total investment securities estimated fair value	10,011	12,079
U.S. Government agencies [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	4,966
Gross unrealized gains
Gross unrealized losses	(17)
Total investment securities estimated fair value	4,949
U.S. Government agency mortgage-backed securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	348,854	423,269
Gross unrealized gains	7,104	6,264
Gross unrealized losses	(980)	(629)
Total investment securities estimated fair value	354,978	428,904
U.S. Government agency mortgage-backed securities [Member] | Held to maturity [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	662	1,344
Gross unrealized gains	48	69
Gross unrealized losses
Total investment securities estimated fair value	710	1,413
Other mortgage-backed securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	287	323
Gross unrealized gains
Gross unrealized losses	(1)	(27)
Total investment securities estimated fair value	286	296
Other mortgage-backed securities [Member] | Held to maturity [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	250
Gross unrealized gains
Gross unrealized losses
Total investment securities estimated fair value	250
State and municipal obligations [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	36,848	45,424
Gross unrealized gains	3,322	3,373
Gross unrealized losses		(12)
Total investment securities estimated fair value	40,170	48,785
Trust Preferred Securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	12,622	12,619
Gross unrealized gains
Gross unrealized losses	(6,740)	(7,711)
Total investment securities estimated fair value	5,882	4,908
Corporate bonds [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	24,449	19,689
Gross unrealized gains	993	57
Gross unrealized losses		(338)
Total investment securities estimated fair value	25,442	19,408
Other Securities [Member] | Available for sale [Member]
Available for sale and held to maturity investment
Investment securities amortized cost	1,464	1,165
Gross unrealized gains
Gross unrealized losses
Total investment securities estimated fair value	$ 1,464	$ 1,165